Quarterly Holdings Report
for
Fidelity® Series Stock Selector Large Cap Value Fund
October 31, 2025
LDT-NPRT3-1225
1.950977.112
Common Stocks - 94.3%
	Shares	Value ($)
CANADA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Imperial Oil Ltd (a)	1,131,000	100,032,477
FRANCE - 1.5%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA	523,897	40,580,020
Information Technology - 1.2%
IT Services - 1.2%
Capgemini SE	1,158,607	178,246,410
TOTAL FRANCE		218,826,430
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	2,558,000	51,288,787
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	235,847	70,855,514
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC ADR	274,900	14,072,131
UNITED STATES - 91.2%
Communication Services - 7.7%
Diversified Telecommunication Services - 1.2%
Verizon Communications Inc	4,295,321	170,696,057
Entertainment - 0.3%
Walt Disney Co/The	423,580	47,703,579
Interactive Media & Services - 4.0%
Alphabet Inc Class A	2,006,272	564,143,624
Meta Platforms Inc Class A	34,445	22,332,415
		586,476,039
Media - 1.1%
Charter Communications Inc Class A (a)(b)	174,900	40,898,616
Comcast Corp Class A	3,033,352	84,433,353
Omnicom Group Inc (a)	497,851	37,348,782
		162,680,751
Wireless Telecommunication Services - 1.1%
T-Mobile US Inc	757,034	159,014,992
TOTAL COMMUNICATION SERVICES		1,126,571,418

Consumer Discretionary - 7.8%
Automobile Components - 0.2%
Aptiv PLC	595,100	48,262,610
Automobiles - 0.5%
General Motors Co	986,200	68,136,558
Broadline Retail - 2.7%
Amazon.com Inc (b)	1,584,493	386,964,880
Hotels, Restaurants & Leisure - 1.4%
Hilton Worldwide Holdings Inc	241,500	62,055,840
McDonald's Corp	481,100	143,574,673
		205,630,513
Household Durables - 0.6%
Somnigroup International Inc	1,072,700	85,108,018
Specialty Retail - 2.4%
Dick's Sporting Goods Inc	386,500	85,590,425
Lowe's Cos Inc	821,700	195,671,421
Williams-Sonoma Inc	330,400	64,209,936
		345,471,782
TOTAL CONSUMER DISCRETIONARY		1,139,574,361

Consumer Staples - 6.3%
Beverages - 1.7%
Coca-Cola Co/The	1,684,956	116,093,468
Constellation Brands Inc Class A	148,481	19,507,434
Keurig Dr Pepper Inc	1,575,900	42,801,444
PepsiCo Inc	477,823	69,805,162
Primo Brands Corp Class A	190,300	4,180,891
		252,388,399
Consumer Staples Distribution & Retail - 1.8%
Kroger Co/The	395,929	25,192,962
Performance Food Group Co (b)	61,000	5,901,140
Target Corp	180,225	16,710,462
US Foods Holding Corp (b)	384,481	27,921,011
Walmart Inc	1,831,308	185,291,744
		261,017,319
Food Products - 0.5%
Darling Ingredients Inc (b)	622,575	19,953,529
Freshpet Inc (b)	112,117	5,517,278
Kraft Heinz Co/The	40,700	1,006,510
Lamb Weston Holdings Inc	69,328	4,279,617
Mondelez International Inc	646,012	37,119,850
Tyson Foods Inc Class A	50,200	2,580,782
		70,457,566
Household Products - 1.4%
Kimberly-Clark Corp	22,000	2,633,620
Procter & Gamble Co/The	1,384,085	208,124,861
		210,758,481
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	120,387	11,640,219
Kenvue Inc	1,271,045	18,264,917
		29,905,136
Tobacco - 0.7%
Philip Morris International Inc	694,003	100,165,453
TOTAL CONSUMER STAPLES		924,692,354

Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Cheniere Energy Inc	195,081	41,357,172
Core Natural Resources Inc	782,467	61,814,893
Exxon Mobil Corp	3,084,800	352,777,728
Phillips 66	851,600	115,936,824
Shell PLC ADR	1,332,700	99,845,884
Targa Resources Corp	390,100	60,091,004
		731,823,505
Financials - 20.4%
Banks - 8.9%
Bank of America Corp	6,301,606	336,820,841
Citigroup Inc	1,397,200	141,438,556
Comerica Inc	836,409	63,985,289
First Horizon Corp	3,442,958	73,541,583
JPMorgan Chase & Co	547,764	170,420,336
KeyCorp	2,149,414	37,808,192
US Bancorp	4,347,722	202,951,663
Wells Fargo & Co	3,022,897	262,901,352
		1,289,867,812
Capital Markets - 6.2%
Bank of New York Mellon Corp/The	1,664,966	179,699,780
Blackrock Inc	154,411	167,197,775
Charles Schwab Corp/The	1,617,800	152,914,456
Coinbase Global Inc Class A (b)	45,700	15,710,746
Goldman Sachs Group Inc/The	164,800	130,088,176
Intercontinental Exchange Inc	770,077	112,654,564
MarketAxess Holdings Inc	370,460	59,295,828
State Street Corp	701,059	81,084,484
		898,645,809
Consumer Finance - 0.2%
SLM Corp	1,464,100	39,311,085
Financial Services - 1.2%
Affirm Holdings Inc Class A (b)	298,201	21,434,688
Apollo Global Management Inc	484,138	60,183,195
Berkshire Hathaway Inc Class B (b)	151,149	72,179,693
Block Inc Class A (b)	422,284	32,068,247
		185,865,823
Insurance - 3.9%
American Financial Group Inc/OH	233,798	30,786,521
Arthur J Gallagher & Co	415,053	103,551,573
Chubb Ltd	589,833	163,348,351
Hartford Insurance Group Inc/The	1,477,365	183,459,186
Travelers Companies Inc/The	301,865	81,086,976
		562,232,607
TOTAL FINANCIALS		2,975,923,136

Health Care - 11.0%
Biotechnology - 0.6%
Gilead Sciences Inc	467,500	56,001,825
Insmed Inc (b)	37,200	7,053,120
Regeneron Pharmaceuticals Inc	47,500	30,960,500
		94,015,445
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	1,076,900	133,126,378
Becton Dickinson & Co	90,000	16,083,900
Boston Scientific Corp (b)	917,100	92,370,312
Edwards Lifesciences Corp (b)	201,000	16,572,450
Solventum Corp (b)	130,200	8,989,008
Stryker Corp	158,500	56,464,040
		323,606,088
Health Care Providers & Services - 3.9%
Cencora Inc	366,300	123,739,803
Centene Corp (b)	233,559	8,260,981
Cigna Group/The	126,700	30,966,747
CVS Health Corp	1,495,000	116,834,250
Elevance Health Inc	48,400	15,352,480
HCA Healthcare Inc	68,900	31,671,952
Humana Inc	64,550	17,957,165
Quest Diagnostics Inc	249,367	43,876,124
Tenet Healthcare Corp (b)	43,500	8,982,315
UnitedHealth Group Inc	462,900	158,108,124
		555,749,941
Life Sciences Tools & Services - 1.5%
Danaher Corp	268,700	57,872,606
Mettler-Toledo International Inc (b)	9,800	13,879,642
Thermo Fisher Scientific Inc	260,400	147,748,356
		219,500,604
Pharmaceuticals - 2.8%
Johnson & Johnson	1,322,506	249,781,708
Merck & Co Inc	1,612,100	138,608,358
Pfizer Inc	664,800	16,387,320
		404,777,386
TOTAL HEALTH CARE		1,597,649,464

Industrials - 12.4%
Aerospace & Defense - 2.3%
Boeing Co (b)	1,173,215	235,839,680
Northrop Grumman Corp	89,456	52,193,103
RTX Corp	276,992	49,443,072
		337,475,855
Air Freight & Logistics - 0.9%
FedEx Corp	526,689	133,684,202
Construction & Engineering - 1.4%
EMCOR Group Inc	299,900	202,666,422
Ground Transportation - 2.5%
CSX Corp	4,643,200	167,248,064
Knight-Swift Transportation Holdings Inc	1,690,800	76,288,896
U-Haul Holding Co Class N	2,346,400	113,776,936
		357,313,896
Industrial Conglomerates - 0.5%
3M Co	402,116	66,952,314
Machinery - 4.8%
Allison Transmission Holdings Inc	52,053	4,296,975
Caterpillar Inc	129,900	74,986,074
Cummins Inc	509,000	222,779,120
Deere & Co	68,400	31,575,492
Parker-Hannifin Corp	205,657	158,937,899
Westinghouse Air Brake Technologies Corp	1,018,059	208,131,982
		700,707,542
TOTAL INDUSTRIALS		1,798,800,231

Information Technology - 9.0%
Communications Equipment - 0.6%
Cisco Systems Inc	1,109,818	81,138,794
Electronic Equipment, Instruments & Components - 0.3%
Vontier Corp	1,099,995	42,349,807
IT Services - 2.2%
Accenture PLC Class A	518,500	129,676,850
Amdocs Ltd	1,364,954	115,011,024
Twilio Inc Class A (b)	578,600	78,041,568
		322,729,442
Semiconductors & Semiconductor Equipment - 1.6%
Marvell Technology Inc	1,041,649	97,644,177
QUALCOMM Inc	728,292	131,748,023
		229,392,200
Software - 3.5%
Dropbox Inc Class A (b)	3,664,134	106,259,886
Gen Digital Inc	3,108,248	81,933,417
Salesforce Inc	830,041	216,150,977
Zoom Communications Inc Class A (b)	1,232,543	107,514,726
		511,859,006
Technology Hardware, Storage & Peripherals - 0.8%
Western Digital Corp	775,047	116,419,810
TOTAL INFORMATION TECHNOLOGY		1,303,889,059

Materials - 3.2%
Chemicals - 1.0%
Corteva Inc	1,586,600	97,480,704
Mosaic Co/The	1,833,400	50,326,830
		147,807,534
Construction Materials - 1.0%
CRH PLC	1,165,900	138,858,690
Containers & Packaging - 0.9%
O-I Glass Inc (b)	3,988,465	45,029,770
Smurfit WestRock PLC	2,367,462	87,406,697
		132,436,467
Metals & Mining - 0.3%
Reliance Inc	145,000	40,952,350
TOTAL MATERIALS		460,055,041

Real Estate - 3.9%
Health Care REITs - 0.7%
Welltower Inc	597,300	108,135,192
Industrial REITs - 0.4%
Prologis Inc	477,163	59,211,157
Office REITs - 0.2%
Kilroy Realty Corp	823,600	34,797,099
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	303,400	46,247,262
CoStar Group Inc (b)	56,100	3,860,241
		50,107,503
Residential REITs - 0.7%
Invitation Homes Inc	2,128,500	59,917,275
Mid-America Apartment Communities Inc	160,400	20,568,092
Sun Communities Inc	183,400	23,218,440
		103,703,807
Retail REITs - 0.3%
Curbline Properties Corp	699,998	16,141,954
NNN REIT Inc	647,400	26,193,804
		42,335,758
Specialized REITs - 1.3%
American Tower Corp	255,200	45,675,696
CubeSmart	964,800	36,344,016
Equinix Inc	73,850	62,477,839
Public Storage Operating Co	85,200	23,733,312
		168,230,863
TOTAL REAL ESTATE		566,521,379

Utilities - 4.5%
Electric Utilities - 2.7%
Constellation Energy Corp	283,433	106,854,241
Evergy Inc	1,030,500	79,152,705
Eversource Energy	1,490,300	109,999,043
PG&E Corp	6,491,548	103,605,106
		399,611,095
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	4,227,800	58,639,586
Vistra Corp	330,000	62,139,000
		120,778,586
Multi-Utilities - 1.0%
Sempra	1,524,700	140,180,918
TOTAL UTILITIES		660,570,599

TOTAL UNITED STATES		13,286,070,547
TOTAL COMMON STOCKS (Cost $10,838,059,148)		13,741,145,886

Domestic Equity Funds - 2.0%
	Shares	Value ($)
iShares Russell 1000 Value ETF (a) (Cost $281,165,355)	1,415,700	289,609,749

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	254,919,219	254,970,203
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	51,266,873	51,272,000
TOTAL MONEY MARKET FUNDS (Cost $306,241,342)			306,242,203

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $11,425,465,845)	14,336,997,838
NET OTHER ASSETS (LIABILITIES) - 1.6%	227,923,406
NET ASSETS - 100.0%	14,564,921,244

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $74,521,372.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	162,815,033	2,388,241,126	2,296,086,201	8,227,778	245	-	254,970,203	254,919,219	0.5%
Fidelity Securities Lending Cash Central Fund	55,457,250	1,672,285,280	1,676,470,530	111,942	-	-	51,272,000	51,266,873	0.2%
Total	218,272,283	4,060,526,406	3,972,556,731	8,339,720	245	-	306,242,203

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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